Loss Before Income Tax - Additional Information (Details) - Grunenthal - USD ($)		1 Months Ended			12 Months Ended
	Oct. 31, 2019	Jun. 30, 2021	Dec. 31, 2019	Oct. 31, 2019	Jun. 30, 2021
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payment received	$ 15,000,000.0	$ 17,500,000		$ 15,000,000.0	$ 17,500,000
Milestone payment received			$ 2,500,000
Percentage of patients to provide regulatory harmonization, cost efficiencies and streamlined timelines		20.00%			20.00%
Cumulative milestone payments reachable amount		$ 1,000,000,000			$ 1,000,000,000
Revenue recognized relation to patent license agreement					0
Clinical, Manufacturing, Regulatory and Reimbursement Approval | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payments receivable		$ 112,500,000			$ 112,500,000